Warrants (Tables)	6 Months Ended
Jun. 30, 2020
Warrants and Rights Note Disclosure [Abstract]
Schedule of fair value of the outstanding warrants
	June 30, 2020	December 31, 2019
Market price per share (USD/share)	$0.69	$0.39
Exercise price (USD/share)	2.20	2.20
Risk free rate	0.35%	1.81%
Dividend yield	0%	0%
Expected term/Contractual life (years)	5.8	6.3
Expected volatility	334.28%	279.93%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	Six months ended June 30,
	2020	2019

Beginning balance	$389,630	$1,129,246
Fair value change of the issued warrants included in earnings	300,304	99,821
Ending balance	$689,934	$1,229,067

Schedule of of the warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2020	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of June 30, 2020	1,000,000	$2.20

Schedule of exercise price, floor price, issuance date and expiration date for warrants

Amount of Underlying Class A Common Shares	2,590,000	3,500,000	4,900,000
Exercise price	$0.6239	$0.70	$0.70
Floor Price	N/A	$0.1701	$0.18
Expiration Date	August 14, 2025	August 25, 2025	September 2, 2025
Issuance Date	February 14, 2020	February 25, 2020	March 2, 2020